UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07455
Virtus Opportunities Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Stone Harbor Emerging Markets Bond Fund
Class A / VSHAX
Semi-Annual SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class A / VSHAX	$62	1.20%
KEY FUND STATISTICS (as of November 30, 2025)
Fund net assets (‘000s)	$6,946
Total number of portfolio holdings	165
Portfolio turnover rate as of the end of the reporting period	20%
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financial & Lease	17%
Exploration & Production	15%
Electric	15%
Wireless	7%
Metals, Mining & Steel	7%
Chemicals	6%
Gaming	5%
Refining	4%
Services Other	3%
Paper & Forest Products	2%
All other Corporate Bonds and Notes	14%
Short-Term Investment		5%
Total		100%
(1)	Percentage of total investments as of November 30, 2025.

Material Fund Changes
Effective January 1, 2026, a new expense limitation of 1.14% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8377
Virtus Stone Harbor Emerging Markets Bond Fund

Virtus Stone Harbor Emerging Markets Bond Fund
Class I / SHCDX
Semi-Annual SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class I / SHCDX	$49	0.95%
KEY FUND STATISTICS (as of November 30, 2025)
Fund net assets (‘000s)	$6,946
Total number of portfolio holdings	165
Portfolio turnover rate as of the end of the reporting period	20%
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financial & Lease	17%
Exploration & Production	15%
Electric	15%
Wireless	7%
Metals, Mining & Steel	7%
Chemicals	6%
Gaming	5%
Refining	4%
Services Other	3%
Paper & Forest Products	2%
All other Corporate Bonds and Notes	14%
Short-Term Investment		5%
Total		100%
(1)	Percentage of total investments as of November 30, 2025.

Material Fund Changes
Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8378
Virtus Stone Harbor Emerging Markets Bond Fund

Virtus Stone Harbor Emerging Markets Debt Income Fund
Class A / VSHCX
Semi-Annual SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class A / VSHCX	$53	1.00%
KEY FUND STATISTICS (as of November 30, 2025)
Fund net assets (‘000s)	$300,382
Total number of portfolio holdings	296
Portfolio turnover rate as of the end of the reporting period	67%
Asset Allocation(1)
Foreign Government Securities		75%
Corporate Bonds and Notes		20%
Exploration & Production	10%
Metals, Mining & Steel	3%
Electric	3%
All other Corporate Bonds and Notes	4%
Affiliated Mutual Funds		3%
Short-Term Investment		1%
Credit Linked Notes		1%
Total		100%
(1)	Percentage of total investments as of November 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8379
Virtus Stone Harbor Emerging Markets Debt Income Fund

Virtus Stone Harbor Emerging Markets Debt Income Fund
Class I / SHMDX
Semi-Annual SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class I / SHMDX	$38	0.72%
KEY FUND STATISTICS (as of November 30, 2025)
Fund net assets (‘000s)	$300,382
Total number of portfolio holdings	296
Portfolio turnover rate as of the end of the reporting period	67%
Asset Allocation(1)
Foreign Government Securities		75%
Corporate Bonds and Notes		20%
Exploration & Production	10%
Metals, Mining & Steel	3%
Electric	3%
All other Corporate Bonds and Notes	4%
Affiliated Mutual Funds		3%
Short-Term Investment		1%
Credit Linked Notes		1%
Total		100%
(1)	Percentage of total investments as of November 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8380
Virtus Stone Harbor Emerging Markets Debt Income Fund

Virtus Stone Harbor Local Markets Fund
Class A / VSHEX
Semi-Annual SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class A / VSHEX	$67	1.29%
KEY FUND STATISTICS (as of November 30, 2025)
Fund net assets (‘000s)	$14,457
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	109%
Asset Allocation(1)
Foreign Government Securities	100%
Total	100%
(1)	Percentage of total investments as of November 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8382
Virtus Stone Harbor Local Markets Fund

Virtus Stone Harbor Local Markets Fund
Class I / SHLMX
Semi-Annual SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class I / SHLMX	$54	1.03%
KEY FUND STATISTICS (as of November 30, 2025)
Fund net assets (‘000s)	$14,457
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	109%
Asset Allocation(1)
Foreign Government Securities	100%
Total	100%
(1)	Percentage of total investments as of November 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8383
Virtus Stone Harbor Local Markets Fund

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semi-annual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS OPPORTUNITIES TRUST
November 30, 2025

Virtus Stone Harbor Emerging Markets Bond Fund
Virtus Stone Harbor Emerging Markets Debt Income Fund
Virtus Stone Harbor Local Markets Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
November 30, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Funds Rate
The target interest rate set by the Fed at which commercial banks borrow and lend their extra reserves to one another overnight.
Joint Stock Company (“JSC”)
A joint-stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Payment-In-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Société à responsabilité limitée (“S.a.r.l”)
A French term for a limited liability company.

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025
($ reported in thousands)

	Par Value(1)	Value
Corporate Bonds and Notes—93.0%
Angola—0.7%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	$46	$46
Argentina—3.9%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)(3)	54	31
MSU Energy S.A. 144A 9.750%, 12/5/30(2)	73	70
Telecom Argentina S.A.
144A 9.500%, 7/18/31(2)	34	36
144A 9.250%, 5/28/33(2)	35	36
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(2)	50	50
YPF S.A. 144A 9.500%, 1/17/31(2)	49	51
		274

Brazil—10.8%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	17	17
Adecoagro S.A. 144A 7.500%, 7/29/32(2)	27	25
Axia Energia 144A 6.500%, 1/11/35(2)	28	29
Braskem Netherlands Finance B.V.
144A 5.875%, 1/31/50(2)	35	12
RegS 4.500%, 1/31/30(4)	54	19
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	46	47
CSN Resources S.A. 144A 4.625%, 6/10/31(2)	65	48
Eldorado Intl. Finance GmbH 144A 8.500%, 12/1/32(2)	25	25
FORESEA Holding S.A. 144A 7.500%, 6/15/30(2)	55	54
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(2)	26	27
JBS USA Holding Lux S.a.r.l. 4.375%, 2/2/52	25	20
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	52	43
Movida Europe S.A. 144A 7.850%, 4/11/29(2)	22	21
OHI Group S.A. 144A 13.000%, 7/22/29(2)	40	41
PRIO Luxembourg Holding S.a.r.l. 144A 6.750%, 10/15/30(2)	14	14
Raizen Fuels Finance S.A.
144A 5.300%, 1/20/27(2)	14	14
144A 6.250%, 7/8/32(2)	15	13
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(5)	61	61
Simpar Europe S.A. 144A 5.200%, 1/26/31(2)	51	40
Suzano Austria GmbH Series DM3N 3.125%, 1/15/32	77	69
Trident Energy Finance plc 144A 12.500%, 11/30/29(2)	27	27
	Par Value(1)	Value

Brazil—continued
Vamos Europe S.A. 144A 9.200%, 1/26/31(2)	$29	$28
Yinson Bergenia Production B.V. 144A 8.498%, 1/31/45(2)	21	22
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	30	32
		748

Chile—3.8%
Banco de Chile 144A 2.990%, 12/9/31(2)	69	63
Banco de Credito e Inversiones S.A.
144A 7.500%(2)(6)	51	54
144A 2.875%, 10/14/31(2)	41	37
Cia Cervecerias Unidas S.A. 144A 3.350%, 1/19/32(2)	61	55
Inversiones CMPC S.A. 144A 6.700%, 12/9/57(2)	55	55
		264

China—8.2%
Alibaba Group Holding Ltd. 3.150%, 2/9/51	50	35
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(2)	104	103
Melco Resorts Finance Ltd. (Macau)
144A 5.750%, 7/21/28(2)	26	26
RegS 5.625%, 7/17/27(4)	30	30
RegS 5.750%, 7/21/28(4)	21	21
RegS 5.375%, 12/4/29(4)	82	80
Standard Chartered plc (Hong Kong)
144A 6.301%, 1/9/29(2)	18	19
144A 2.678%, 6/29/32(2)	20	18
144A 6.097%, 1/11/35(2)	46	49
Studio City Co., Ltd. (Macau) 144A 7.000%, 2/15/27(2)	58	58
Studio City Finance Ltd. (Macau)
144A 6.500%, 1/15/28(2)	40	40
144A 5.000%, 1/15/29(2)	75	71
Tencent Holdings Ltd.
144A 2.390%, 6/3/30(2)	11	10
144A 3.240%, 6/3/50(2)	11	8
		568

Colombia—2.9%
AI Candelaria -Spain- S.A. 144A 5.750%, 6/15/33(2)	39	35
Banco Davivienda S.A. 144A 8.125%, 7/2/35(2)	50	51
Ecopetrol S.A. 7.375%, 9/18/43	31	29
Geopark Ltd. 144A 8.750%, 1/31/30(2)	27	26
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)	52	38
See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Colombia—continued
SierraCol Energy Andina LLC 144A 9.000%, 11/14/30(2)	$25	$25
		204

Czech Republic—1.7%
Energo-Pro AS 144A 8.000%, 5/27/30(2)	100 EUR	122
Egypt—0.8%
African Export-Import Bank (The) 144A 2.634%, 5/17/26(2)	60	59
Ghana—0.7%
Kosmos Energy Ltd.
RegS 7.750%, 5/1/27(4)	45	39
RegS 7.500%, 3/1/28(4)	11	8
		47

Guatemala—0.8%
CT Trust 144A 5.125%, 2/3/32(2)	15	14
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(2)	39	39
		53

India—7.6%
Adani Electricity Mumbai Ltd. 144A 3.949%, 2/12/30(2)	72	67
Adani Green Energy UP Ltd. 144A 6.700%, 3/12/42(2)	10	10
Adani Ports & Special Economic Zone Ltd. 144A 4.200%, 8/4/27(2)	38	37
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	53	45
Greenko Dutch B.V. 144A 3.850%, 3/29/26(2)	45	44
HDFC Bank Ltd. RegS 3.700% (4)(6)	37	36
JSW Hydro Energy Ltd. 144A 4.125%, 5/18/31(2)	65	60
Muthoot Finance Ltd. 144A 6.375%, 4/23/29(2)	25	25
Reliance Industries Ltd.
144A 3.750%, 1/12/62(2)	26	19
RegS 3.625%, 1/12/52(4)	35	26
ReNew Wind Energy AP2 RegS 4.500%, 7/14/28(4)	24	23
Shriram Finance Ltd. 144A 6.625%, 4/22/27(2)	35	36
Vedanta Resources Finance II plc
144A 10.250%, 6/3/28(2)	23	24
144A 10.875%, 9/17/29(2)	41	43
144A 9.475%, 7/24/30(2)	30	30
		525

	Par Value(1)	Value

Indonesia—4.3%
Cikarang Listrindo Tbk PT 144A 5.650%, 3/12/35(2)	$35	$36
Freeport Indonesia PT RegS 6.200%, 4/14/52(4)	34	35
Medco Bell Pte Ltd. RegS 6.375%, 1/30/27(4)	70	70
Minejesa Capital B.V.
144A 4.625%, 8/10/30(2)	97	96
144A 5.625%, 8/10/37(2)	22	22
Star Energy Geothermal Darajat II 144A 4.850%, 10/14/38(2)	4	4
Star Energy Geothermal Wayang Windu Ltd. RegS 6.750%, 4/24/33(4)	32	33
		296

Israel—4.2%
Altice Financing S.A. 144A 5.000%, 1/15/28(2)	25	17
Energean Israel Finance Ltd.
144A, RegS 5.375%, 3/30/28(2)(4)	10	10
144A, RegS 5.875%, 3/30/31(2)(4)	46	44
Leviathan Bond Ltd.
144A, RegS 6.500%, 6/30/27(2)(4)	85	85
144A, RegS 6.750%, 6/30/30(2)(4)	98	99
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	22	22
4.750%, 5/9/27	17	17
		294

Kazakhstan—1.7%
KazMunayGas National Co. JSC
144A 3.500%, 4/14/33(2)	68	62
144A 5.750%, 4/19/47(2)	36	34
144A 6.375%, 10/24/48(2)	25	25
		121

Kuwait—1.3%
NBK SPC Ltd. 144A 5.500%, 6/6/30(2)	35	37
NBK Tier 1 Ltd. 144A 6.375% (2)(6)	51	52
		89

Mexico—5.6%
Alpek SAB de C.V. 144A 3.250%, 2/25/31(2)	39	32
Banco Mercantil del Norte S.A.
144A 7.500%(2)(6)	35	36
144A 8.750%(2)(6)	32	34
RegS 5.750%, 10/4/31(4)	17	17
Braskem Idesa SAPI 144A 6.990%, 2/20/32(2)	9	5
Cemex SAB de C.V.
144A 5.125%(2)(6)	34	34
144A 7.200%(2)(6)	41	42
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)	45	45
See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Mexico—continued
Orbia Advance Corp. SAB de C.V. 144A 7.500%, 5/13/35(2)	$19	$19
Poinsettia Finance Ltd. S.a.r.l. RegS 6.625%, 6/17/31(4)	45	45
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(2)	25	27
Sitios Latinoamerica SAB de C.V. 144A 5.375%, 4/4/32(2)	19	19
Southern Copper Corp. 6.750%, 4/16/40	9	10
Tierra Mojada Luxembourg II S.a.r.l. 144A 5.750%, 12/1/40(2)	23	22
		387

Morocco—1.8%
OCP S.A.
144A 6.700%, 3/1/36(2)	68	73
144A 6.875%, 4/25/44(2)	48	50
		123

Nigeria—2.8%
Access Bank plc 144A 6.125%, 9/21/26(2)	22	22
IHS Holding Ltd.
144A 6.250%, 11/29/28(2)	16	16
144A 7.875%, 5/29/30(2)	55	56
144A 8.250%, 11/29/31(2)	44	45
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	55	55
		194

Peru—1.9%
Banco de Credito del Peru S.A.
144A 5.800%, 3/10/35(2)	36	37
144A 6.450%, 7/30/35(2)	9	9
Orazul Energy Peru S.A. 144A 6.250%, 9/17/32(2)	27	27
Scotiabank Peru SAA 144A 6.100%, 10/1/35(2)	34	35
Volcan Cia Minera SAA 144A 8.500%, 10/28/32(2)	22	22
		130

Philippines—2.9%
Royal Capital B.V. RegS 5.000% (4)(6)	200	200
Poland—1.2%
ORLEN S.A. 144A 6.000%, 1/30/35(2)	80	84
Saudi Arabia—2.5%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(2)	85	87
EIG Pearl Holdings S.a.r.l. 144A 3.545%, 8/31/36(2)	23	21
	Par Value(1)	Value

Saudi Arabia—continued
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(2)	$21	$22
Saudi Arabian Oil Co. 144A 4.375%, 4/16/49(2)	53	45
		175

Singapore—1.0%
United Overseas Bank Ltd. (SOFR + 0.580%) 144A 4.689%, 4/2/28(2)(7)	70	70
South Africa—4.0%
Anglo American Capital plc
144A 2.625%, 9/10/30(2)	8	7
RegS 2.625%, 9/10/30(4)	7	7
AngloGold Ashanti Holdings plc 6.500%, 4/15/40	23	25
Prosus N.V.
144A 3.832%, 2/8/51(2)	154	104
RegS 3.061%, 7/13/31(4)	22	20
Sasol Financing USA LLC
4.375%, 9/18/26	89	88
RegS 8.750%, 5/3/29(4)	28	29
		280

South Korea—2.6%
Hanwha Life Insurance Co., Ltd. 144A 6.300%, 6/24/55(2)	27	28
Kookmin Bank 144A 5.375%, 5/8/27(2)	60	61
Shinhan Financial Group Co., Ltd. 144A 2.875% (2)(6)	53	52
Woori Bank 144A 6.375% (2)(6)	38	40
		181

Taiwan—0.6%
TSMC Arizona Corp. 3.875%, 4/22/27	17	17
TSMC Global Ltd. RegS 1.375%, 9/28/30(4)	29	26
		43

Tanzania—1.0%
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	65	67
Thailand—3.2%
Bangkok Bank PCL 144A 3.733%, 9/25/34(2)	40	38
GC Treasury Center Co., Ltd. RegS 4.300%, 3/18/51(4)	100	82
PTT Treasury Center Co., Ltd. 144A 4.500%, 10/25/42(2)	42	38
See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Thailand—continued
Thaioil Treasury Center Co., Ltd.
RegS 4.875%, 1/23/43(4)	$33	$29
RegS 3.500%, 10/17/49(4)	50	35
		222

Turkey—2.9%
Akbank TAS
144A 7.498%, 1/20/30(2)	26	27
144A 6.800%, 6/22/31(2)	20	20
Aydem Yenilenebilir Enerji AS 144A 9.875%, 9/30/30(2)	30	30
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	18	18
Turk Telekomunikasyon AS 144A 6.950%, 10/7/32(2)	20	20
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	53	56
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	15	15
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(2)	21	18
		204

Ukraine—1.6%
Metinvest B.V. 144A 7.750%, 10/17/29(2)	51	38
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)(8)	75	72
		110

United Arab Emirates—2.3%
Abu Dhabi Crude Oil Pipeline LLC 144A 3.650%, 11/2/29(2)	24	24
Abu Dhabi National Energy Co. PJSC 144A 4.696%, 4/24/33(2)	26	26
DP World Ltd. 144A 4.700%, 9/30/49(2)	127	111
		161

Vietnam—0.3%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	20	20
Zambia—1.4%
First Quantum Minerals Ltd.
144A 8.625%, 6/1/31(2)	85	89
144A 7.250%, 2/15/34(2)	11	11
		100

Total Corporate Bonds and Notes (Identified Cost $6,397)		6,461

Total Long-Term Investments—93.0% (Identified Cost $6,397)		6,461

	Shares	Value
Short-Term Investment—4.8%
Money Market Mutual Fund—4.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.858%)(9)	331,309	$331
Total Short-Term Investment (Identified Cost $331)		331

TOTAL INVESTMENTS—97.8% (Identified Cost $6,728)		$6,792
Other assets and liabilities, net—2.2%		154
NET ASSETS—100.0%		$6,946

Abbreviations:
JSC	Joint Stock Company
LLC	Limited Liability Company
PCL	Public Company Limited
PIK	Payment-in-Kind Security
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, these securities amounted to a value of $5,221 or 75.2% of net assets.

(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(6)	No contractual maturity date.
(7)
Variable rate security. Rate disclosed is as of November 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(8)
This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Foreign Currencies:
EUR	Euro
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
($ reported in thousands)

Country Weightings†
Brazil	11%
China	8
India	8
Mexico	6
United States	5
Indonesia	4
Israel	4
Other	54
Total	100%
† % of total investments as of November 30, 2025.

Forward foreign currency exchange contracts as of November 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	128	EUR	109	JPM	01/09/26	$1	$—
Total						$1	$—
The following table summarizes the value of the Fund’s investments as of November 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$6,461	$—	$6,461
Money Market Mutual Fund	331	331	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	1	—	1
Total Investments	$6,793	$331	$6,462

*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at November 30, 2025.
There were no transfers into or out of Level 3 related to securities held at November 30, 2025.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025
($ reported in thousands)

	Par Value(1)	Value
Foreign Government Securities—70.7%
Angola—2.2%
Republic of Angola
144A 8.000%, 11/26/29(2)	$1,214	$1,171
144A 9.244%, 1/15/31(2)	236	233
144A 8.750%, 4/14/32(2)	1,419	1,355
144A 9.875%, 10/15/35(2)	1,364	1,330
144A 9.125%, 11/26/49(2)	2,409	2,045
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	459	452
		6,586

Argentina—3.4%
Provincia de Buenos Aires RegS 6.625%, 9/1/37(4)(5)	2,224	1,602
Republic of Argentina
1.000%, 7/9/29	1,225	1,068
0.750%, 7/9/30(5)	7,915	6,545
4.125%, 7/9/46(5)	1,533	1,056
		10,271

Benin—0.7%
Benin Government International Bond
144A 7.960%, 2/13/38(2)	1,145	1,164
RegS 4.950%, 1/22/35(4)	905 EUR	960
		2,124

Bermuda—0.7%
Government of Bermuda
144A 4.750%, 2/15/29(2)	415	418
RegS 3.375%, 8/20/50(4)	2,571	1,810
		2,228

Brazil—3.2%
Federative Republic of Brazil
3.875%, 6/12/30	959	918
5.500%, 11/6/30	1,413	1,442
6.000%, 10/20/33	2,110	2,148
6.125%, 3/15/34	395	402
6.625%, 3/15/35	3,724	3,850
7.125%, 5/13/54	192	192
7.250%, 1/12/56	643	642
		9,594

Bulgaria—0.5%
Bulgaria Government International Bond RegS 4.125%, 7/18/45(4)	1,262 EUR	1,432
	Par Value(1)	Value

Cameroon—1.1%
Republic of Cameroon
RegS 9.500%, 7/31/31(4)	$700	$671
RegS 5.950%, 7/7/32(4)	2,893 EUR	2,740
		3,411

Chile—1.6%
Republic of Chile
2.550%, 1/27/32	261	234
4.950%, 1/5/36	818	830
5.650%, 1/13/37	1,381	1,466
3.500%, 4/15/53	3,253	2,378
		4,908

Colombia—3.1%
Republic of Colombia
7.375%, 4/25/30	859	909
8.000%, 4/20/33	3,639	3,959
8.500%, 4/25/35	1,113	1,250
8.000%, 11/14/35	511	551
7.750%, 11/7/36	1,847	1,940
8.750%, 11/14/53	525	587
		9,196

Costa Rica—0.5%
Costa Rica Government 144A 7.300%, 11/13/54(2)	1,284	1,424
Dominican Republic—2.4%
Dominican Republic
144A 5.875%, 10/28/35(2)	884	882
144A 6.600%, 6/1/36(2)	2,248	2,354
144A 6.950%, 3/15/37(2)	839	894
RegS 6.950%, 3/15/37(4)	2,746	2,927
		7,057

Ecuador—2.0%
Amazon Conservation DAC 144A 6.034%, 1/16/42(2)	1,684	1,760
Republic of Ecuador
RegS 6.900%, 7/31/30(4)(5)	3,936	3,828
RegS 5.000%, 7/31/40(4)(5)	628	474
		6,062

Egypt—2.2%
Arab Republic of Egypt
144A 3.875%, 2/16/26(2)	155	154
144A 7.903%, 2/21/48(2)	1,609	1,415
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Egypt—continued
144A 8.875%, 5/29/50(2)	$1,127	$1,083
144A 8.750%, 9/30/51(2)	3,264	3,076
RegS 8.700%, 3/1/49(4)	847	802
		6,530

El Salvador—1.1%
Republic of El Salvador
144A 8.250%, 4/10/32(2)	218	232
RegS 7.650%, 6/15/35(4)	1,868	1,921
RegS 7.625%, 2/1/41(4)	897	884
RegS 7.125%, 1/20/50(4)	459	412
		3,449

Ethiopia—0.1%
Federal Republic of Ethiopia RegS 6.625%, 12/11/25(4)(6)	333	358
Gabon—1.1%
Republic of Gabon
144A 6.625%, 2/6/31(2)	675	508
RegS 9.500%, 2/18/29(4)	3,147	2,730
		3,238

Ghana—0.8%
Republic of Ghana
RegS 0.000%, 7/3/26(4)(7)	115	113
RegS 5.000%, 7/3/35(4)(5)	2,712	2,398
		2,511

Guatemala—0.4%
Republic of Guatemala
144A 5.250%, 8/10/29(2)	560	563
144A 6.875%, 8/15/55(2)	601	639
		1,202

Honduras—0.3%
Honduras Government 144A 8.625%, 11/27/34(2)	925	1,015
Hungary—2.7%
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	486	519
144A 5.500%, 6/16/34(2)	948	959
	Par Value(1)	Value

Hungary—continued
144A 6.000%, 9/26/35(2)	$1,589	$1,654
144A 5.500%, 3/26/36(2)	2,512	2,513
RegS 2.125%, 9/22/31(4)	1,653	1,420
Magyar Export-Import Bank Zrt 144A 6.125%, 12/4/27(2)	943	972
		8,037

Indonesia—1.1%
Republic of Indonesia
4.750%, 9/10/34	717	718
5.600%, 1/15/35	1,295	1,376
3.200%, 9/23/61	461	301
RegS 6.750%, 1/15/44(4)	898	1,043
		3,438

Ivory Coast—1.7%
Republic of Ivory Coast
144A 7.625%, 1/30/33(2)	705	735
144A 6.125%, 6/15/33(2)	762	736
144A 8.075%, 4/1/36(2)	575	597
144A 8.250%, 1/30/37(2)	1,408	1,470
RegS 5.875%, 10/17/31(4)	421 EUR	484
RegS 6.625%, 3/22/48(4)	1,086 EUR	1,113
		5,135

Jamaica—0.6%
Government of Jamaica
8.000%, 3/15/39	1,087	1,307
7.875%, 7/28/45	486	583
		1,890

Kazakhstan—0.8%
Republic of Kazakhstan
144A 5.500%, 7/1/37(2)	567	581
RegS 4.714%, 4/9/35(4)	1,930	1,906
		2,487

Kenya—0.9%
Republic of Kenya
144A 7.875%, 10/9/33(2)	1,093	1,048
144A 9.500%, 3/5/36(2)	1,604	1,623
		2,671

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Kyrgyzstan—0.6%
Kyrgyz Republic International Bond 144A 7.750%, 6/3/30(2)	$1,720	$1,733
Lebanon—0.5%
Lebanon Government International Bond RegS 8.250%, 4/12/21(4)(6)	6,621	1,453
Mexico—3.8%
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	3,114	3,159
United Mexican States
5.375%, 3/22/33	2,160	2,155
3.500%, 2/12/34	2,572	2,231
6.875%, 5/13/37	1,175	1,266
6.625%, 1/29/38	727	767
5.000%, 4/27/51	686	561
3.771%, 5/24/61	1,132	708
3.750%, 4/19/71	880	528
		11,375

Mozambique—0.4%
Republic of Mozambique 144A 9.000%, 9/15/31(2)(5)	1,257	1,067
Nigeria—2.0%
Republic of Nigeria
144A 6.500%, 11/28/27(2)	513	516
144A 7.143%, 2/23/30(2)	417	422
144A 9.625%, 6/9/31(2)	1,145	1,275
144A 10.375%, 12/9/34(2)	2,181	2,525
RegS 8.747%, 1/21/31(4)	1,145	1,228
		5,966

Oman—1.5%
Oman Government International Bond 144A 6.500%, 3/8/47(2)	4,082	4,441
Pakistan—0.6%
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	1,921	1,886
Panama—1.4%
Panama Bonos del Tesoro 3.362%, 6/30/31	2,575	2,283
Republic of Panama
6.853%, 3/28/54	422	437
3.870%, 7/23/60	1,932	1,271
4.500%, 1/19/63	265	196
		4,187

Peru—1.0%
Republic of Peru
8.750%, 11/21/33	209	265
3.000%, 1/15/34	1,034	902
	Par Value(1)	Value

Peru—continued
5.375%, 2/8/35	$651	$669
5.875%, 8/8/54	262	264
3.600%, 1/15/72	1,464	945
		3,045

Philippines—1.9%
Republic of Philippines
1.950%, 1/6/32	2,932	2,551
5.000%, 7/17/33	872	895
3.700%, 2/2/42	1,753	1,459
2.950%, 5/5/45	373	266
5.900%, 2/4/50	491	521
		5,692

Poland—2.3%
Republic of Poland
5.125%, 9/18/34	3,522	3,622
5.375%, 2/12/35	896	933
5.500%, 4/4/53	1,364	1,323
5.500%, 3/18/54	914	890
		6,768

Romania—3.2%
Romanian Government International Bond
144A 7.125%, 1/17/33(2)	2,021	2,189
144A 5.375%, 6/7/33(2)	436 EUR	513
144A 6.375%, 1/30/34(2)	816	842
144A 5.750%, 3/24/35(2)	1,612	1,577
144A 6.625%, 5/16/36(2)	2,301	2,376
RegS 6.000%, 5/25/34(4)	704	709
RegS 6.250%, 9/10/34(4)	1,099 EUR	1,341
		9,547

Russia—0.0%
Russian Federation - Eurobond RegS 5.100%, 3/28/35(4)(6)(8)(9)	100	—
Saudi Arabia—3.5%
Gaci First Investment Co. RegS 4.750%, 2/14/30(4)	885	898
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)	1,106	1,118
Saudi International Bond
144A 4.500%, 4/17/30(2)	2,481	2,507
144A 5.000%, 1/16/34(2)	1,139	1,169
144A 3.750%, 1/21/55(2)	1,029	751
RegS 3.250%, 10/22/30(4)	978	935
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Saudi Arabia—continued
RegS 5.625%, 1/13/35(4)	$2,209	$2,354
RegS 3.750%, 1/21/55(4)	902	658
		10,390

Senegal—0.9%
Republic of Senegal RegS 4.750%, 3/13/28(4)	3,206 EUR	2,734
South Africa—1.5%
Republic of South Africa
5.375%, 7/24/44	692	590
5.650%, 9/27/47	944	799
5.750%, 9/30/49	686	579
7.300%, 4/20/52	1,033	1,041
144A 7.950%, 11/19/54(2)	1,285	1,378
		4,387

Sri Lanka—1.2%
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	409	392
144A 3.100%, 1/15/30(2)(5)	562	529
144A 3.350%, 3/15/33(2)(5)	868	753
144A 3.600%, 6/15/35(2)(5)	1,742	1,322
144A 3.600%, 2/15/38(2)(5)	814	745
		3,741

Suriname—0.2%
Suriname Government International Bond 144A 8.500%, 11/6/35(2)	679	731
Trinidad and Tobago—0.5%
Trinidad & Tobago Government International Bond
144A 6.400%, 6/26/34(2)	1,237	1,245
RegS 5.950%, 1/14/31(4)	385	389
		1,634

Turkey—4.3%
Hazine Mustesarligi Varlik Kiralama AS 144A 8.509%, 1/14/29(2)	1,387	1,524
Republic of Turkiye
9.375%, 3/14/29	1,879	2,111
7.125%, 2/12/32	2,198	2,317
7.250%, 5/29/32	1,683	1,787
6.500%, 9/20/33	945	956
6.500%, 1/3/35	822	822
6.950%, 9/16/35	1,424	1,461
6.625%, 2/17/45	301	280
	Par Value(1)	Value

Turkey—continued
5.750%, 5/11/47	$1,895	$1,558
		12,816

Ukraine—0.9%
Ukraine Government Bond
144A 4.500%, 2/1/29(2)(5)	41	29
144A 0.000%, 2/1/30(2)(5)	112	62
144A 4.500%, 2/1/34(2)(5)	2,928	1,713
144A 4.500%, 2/1/36(2)(5)	580	329
RegS 0.000%, 2/1/30(4)(5)	52	29
RegS 0.000%, 2/1/34(4)(5)	196	90
RegS 4.500%, 2/1/35(4)(5)	554	319
RegS 4.500%, 2/1/36(4)(5)	398	226
		2,797

United Arab Emirates—0.8%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(2)	500	527
144A 3.000%, 9/15/51(2)	767	536
UAE International Government Bond 144A 4.050%, 7/7/32(2)	1,254	1,259
		2,322

Uruguay—1.4%
Republica Orient Uruguay
5.100%, 6/18/50	1,184	1,133
4.975%, 4/20/55	693	640
5.250%, 9/10/60	2,683	2,554
		4,327

Uzbekistan—0.2%
Uzbekistan International Bond
144A 7.850%, 10/12/28(2)	512	546
144A 3.700%, 11/25/30(2)	5	5
		551

Venezuela—0.6%
Bolivarian Republic of Venezuela
RegS 7.750%, 10/13/19(4)(6)	5,949	1,502
RegS 6.000%, 12/9/20(4)(6)	1,038	255
		1,757

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Zambia—0.3%
Republic of Zambia
144A 5.750%, 6/30/33(2)(5)	$453	$434
144A 0.500%, 12/31/53(2)	596	410
		844

Total Foreign Government Securities (Identified Cost $202,103)		212,445

Convertible Bonds and Notes—0.2%
Tanzania—0.2%
HTA Group Ltd. RegS 2.875%, 3/18/27(4)	400	405
Total Convertible Bonds and Notes (Identified Cost $390)		405

Corporate Bonds and Notes—19.5%
Angola—0.1%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	167	168
Argentina—0.4%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)(6)	145	83
MSU Energy S.A. 144A 9.750%, 12/5/30(2)	311	300
Telecom Argentina S.A. 144A 9.250%, 5/28/33(2)	211	217
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(2)	183	183
YPF S.A. 144A 9.500%, 1/17/31(2)	272	285
		1,068

Brazil—1.1%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	258	265
Adecoagro S.A. 144A 7.500%, 7/29/32(2)	72	68
Braskem Netherlands Finance B.V. 144A 4.500%, 1/31/30(2)	156	55
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	211	216
CSN Resources S.A. 144A 4.625%, 6/10/31(2)	268	198
Eldorado Intl. Finance GmbH 144A 8.500%, 12/1/32(2)	159	158
FORESEA Holding S.A. 144A 7.500%, 6/15/30(2)	269	264
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(2)	135	139
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	303	253
Movida Europe S.A. 144A 7.850%, 4/11/29(2)	231	219
	Par Value(1)	Value

Brazil—continued
MV24 Capital B.V. 144A 6.748%, 6/1/34(2)	$285	$280
OHI Group S.A. 144A 13.000%, 7/22/29(2)	233	238
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(10)	280	280
Trident Energy Finance plc 144A 12.500%, 11/30/29(2)	166	168
Vamos Europe S.A. 144A 9.200%, 1/26/31(2)	152	145
Yinson Bergenia Production B.V. 144A 8.498%, 1/31/45(2)	141	148
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	247	269
		3,363

Chile—1.5%
ATP Tower Holdings 144A 7.875%, 2/3/30(2)	200	205
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(11)	208	220
Chile Electricity Lux Mpc II S.a.r.l. 144A 5.580%, 10/20/35(2)	238	244
Corp. Nacional del Cobre de Chile
144A 5.950%, 1/8/34(2)	1,257	1,318
144A 6.330%, 1/13/35(2)	925	986
144A 3.700%, 1/30/50(2)	555	395
Empresa Nacional del Petroleo RegS 5.250%, 11/6/29(4)	1,138	1,154
		4,522

China—0.2%
Melco Resorts Finance Ltd. (Macau) 144A 5.375%, 12/4/29(2)	76	74
Studio City Finance Ltd. (Macau) 144A 5.000%, 1/15/29(2)	610	576
		650

Colombia—0.3%
AI Candelaria -spain- S.A. RegS 5.750%, 6/15/33(4)	354	319
Banco Davivienda S.A. 144A 8.125%, 7/2/35(2)	212	218
Geopark Ltd. 144A 8.750%, 1/31/30(2)	189	180
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)	191	141
SierraCol Energy Andina LLC 144A 9.000%, 11/14/30(2)	150	147
		1,005

Czech Republic—0.1%
CPI Property Group S.A. RegS 6.000%, 1/27/32(4)	250 EUR	295
Energo-Pro AS 144A 8.000%, 5/27/30(2)	100 EUR	122
		417

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
($ reported in thousands)
	Par Value(1)	Value

El Salvador—0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	$693	$738
Georgia—0.1%
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	300	281
Ghana—0.0%
Kosmos Energy Ltd.
RegS 7.750%, 5/1/27(4)	150	131
RegS 7.500%, 3/1/28(4)	21	15
		146

India—0.4%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	294	273
Adani Green Energy UP Ltd. 144A 6.700%, 3/12/42(2)	38	36
Adani Ports & Special Economic Zone Ltd.
144A 4.200%, 8/4/27(2)	72	71
144A 3.100%, 2/2/31(2)	255	226
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	267	227
Adani Transmission Step-One Ltd. 144A 4.000%, 8/3/26(2)	103	102
Clean Renewable Power Mauritius Pte Ltd. 144A 4.250%, 3/25/27(2)	67	65
Vedanta Resources Finance II plc
144A 10.250%, 6/3/28(2)	70	72
144A 10.875%, 9/17/29(2)	69	72
144A 9.475%, 7/24/30(2)	64	64
		1,208

Indonesia—2.2%
Indonesia Asahan Aluminium PT 144A 5.800%, 5/15/50(2)	4,388	4,328
Medco Bell Pte Ltd. RegS 6.375%, 1/30/27(4)	70	70
Medco Laurel Tree Pte Ltd. 144A 6.950%, 11/12/28(2)	140	141
Minejesa Capital B.V. 144A 5.625%, 8/10/37(2)	350	347
Pertamina Persero PT RegS 6.000%, 5/3/42(4)	561	576
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
RegS 5.250%, 10/24/42(4)	783	736
RegS 4.000%, 6/30/50(4)	716	538
		6,736

Israel—0.2%
Energean Israel Finance Ltd.
144A, RegS 5.375%, 3/30/28(2)(4)	21	20
144A, RegS 5.875%, 3/30/31(2)(4)	154	149
	Par Value(1)	Value

Israel—continued
Leviathan Bond Ltd.
144A, RegS 6.500%, 6/30/27(2)(4)	$221	$222
144A, RegS 6.750%, 6/30/30(2)(4)	70	71
		462

Kuwait—0.1%
NBK Tier 1 Ltd. 144A 6.375% (2)(11)	145	148
Malaysia—1.3%
Petronas Capital Ltd.
144A 5.848%, 4/3/55(2)	1,526	1,619
RegS 4.550%, 4/21/50(4)	1,219	1,083
RegS 4.800%, 4/21/60(4)	712	656
RegS 3.404%, 4/28/61(4)	593	413
		3,771

Mexico—4.8%
Banco Mercantil del Norte S.A. 144A 8.375% (2)(11)	418	436
Cemex SAB de C.V. 144A 7.200% (2)(11)	139	144
Comision Federal de Electricidad 144A 6.450%, 1/24/35(2)	923	943
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)	236	235
Orbia Advance Corp. SAB de C.V. 144A 7.500%, 5/13/35(2)	221	216
Petroleos Mexicanos
5.950%, 1/28/31	1,590	1,533
6.700%, 2/16/32	1,074	1,064
7.690%, 1/23/50	2,300	2,051
6.950%, 1/28/60	3,241	2,618
6.350%, 2/12/48	290	227
Poinsettia Finance Ltd. S.a.r.l. RegS 6.625%, 6/17/31(4)	4,957	4,865
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(2)	67	72
		14,404

Morocco—0.0%
OCP S.A. 144A 7.500%, 5/2/54(2)	131	145
Nigeria—0.2%
Access Bank plc 144A 6.125%, 9/21/26(2)	75	75
IHS Holding Ltd.
144A 6.250%, 11/29/28(2)	90	89
144A 7.875%, 5/29/30(2)	128	130
144A 8.250%, 11/29/31(2)	70	73
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	201	201
		568

Peru—1.2%
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(2)	34	35
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Peru—continued
Peru Payroll Deduction Finance Ltd. RegS 0.000%, 11/1/29(4)(7)(8)	$644	$570
Petroleos del Peru S.A.
RegS 4.750%, 6/19/32(4)	2,472	2,079
RegS 5.625%, 6/19/47(4)	968	683
Volcan Cia Minera SAA 144A 8.500%, 10/28/32(2)	149	151
		3,518

Saudi Arabia—0.4%
Saudi Arabian Oil Co. 144A 5.875%, 7/17/64(2)	1,269	1,252
South Africa—1.1%
Eskom Holdings 144A 8.450%, 8/10/28(2)	2,533	2,713
Prosus N.V. 144A 3.832%, 2/8/51(2)	250	169
Sasol Financing USA LLC
4.375%, 9/18/26	270	268
6.500%, 9/27/28	70	69
		3,219

Tanzania—0.1%
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	200	207
Trinidad and Tobago—0.2%
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	633	632
Turkey—0.2%
Aydem Yenilenebilir Enerji AS 144A 9.875%, 9/30/30(2)	98	96
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	34	33
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	140	148
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	106	107
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(2)	113	97
		481

Ukraine—0.2%
NPC Ukrenergo 144A 6.875%, 11/9/28(2)(6)	502	417
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)(3)	150	144
		561

United Arab Emirates—0.9%
DAE Funding LLC 144A 3.375%, 3/20/28(2)	593	577
	Par Value(1)	Value

United Arab Emirates—continued
DP World Ltd.
144A 6.850%, 7/2/37(2)	$1,255	$1,435
144A 4.700%, 9/30/49(2)	436	381
RegS 4.700%, 9/30/49(4)	500	437
		2,830

Uzbekistan—0.7%
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(2)	1,951	2,066
Venezuela—1.3%
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(4)(6)	15,059	3,765
Vietnam—0.0%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	142	141
Total Corporate Bonds and Notes (Identified Cost $56,871)		58,472

	Shares
Affiliated Mutual Funds—2.7%
Fixed Income Funds—2.7%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(12)(13)	278,066	2,244
Virtus Stone Harbor Local Markets Fund Class I(12)(13)(14)	634,363	5,899
Total Affiliated Mutual Funds (Identified Cost $7,373)		8,143

	Par Value(1)
Credit Linked Notes—0.8%
Iraq—0.8%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(8)(15)	161,927 JPY	1,013
(Counterparty: BOA) 3.540%, 1/6/28(8)(15)	159,062 JPY	994
(Counterparty: BOA) 3.751%, 1/1/28(8)(15)	73,753 JPY	461
Total Credit Linked Notes (Identified Cost $3,894)		2,468

Total Long-Term Investments—93.9% (Identified Cost $270,631)		281,933

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
($ reported in thousands)
	Shares	Value
Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.858%)(13)	2,272,710	$2,273
Total Short-Term Investment (Identified Cost $2,273)		2,273

TOTAL INVESTMENTS—94.6% (Identified Cost $272,904)		$284,206
Other assets and liabilities, net—5.4%		16,176
NET ASSETS—100.0%		$300,382

Abbreviations:
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, these securities amounted to a value of $113,010 or 37.6% of net assets.

(3)
This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of November 30, 2025.
(6)	Security in default; no interest payments are being received.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(10)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(11)	No contractual maturity date.
(12)	Affiliated investment. See Note 4G in Notes to Financial Statements.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Non-income producing.
(15)
Variable rate security. Rate disclosed is as of November 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
Mexico	9%
Turkey	5
Brazil	5
Saudi Arabia	4
Argentina	4
United States	4
Colombia	4
Other	65
Total	100%
† % of total investments as of November 30, 2025.

Forward foreign currency exchange contracts as of November 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	257	USD	300	CITI	01/09/26	$—	$(1)
EUR	314	USD	365	GS	01/09/26	— (1)	—
EUR	2,814	USD	3,266	JPM	01/09/26	7	—
USD	16,175	EUR	13,810	JPM	01/09/26	113	—
USD	2,579	JPY	386,732	JPM	01/09/26	92	—
Total						$212	$(1)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of November 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$212,445	$—	$212,445	$— (1)
Convertible Bonds and Notes	405	—	405	—
Corporate Bonds and Notes	58,472	—	57,902	570
Credit Linked Notes	2,468	—	—	2,468
Affiliated Mutual Funds	8,143	8,143	—	—
Money Market Mutual Fund	2,273	2,273	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	212	—	212	—
Total Assets	284,418	10,416	270,964	3,038
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(1)	—	(1)	—
Total Liabilities	(1)	—	(1)	—
Total Investments	$284,417	$10,416	$270,963	$3,038

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $570 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Credit Linked Notes	Foreign Government Securities	Corporate Bonds and Notes
Investments in Securities
Balance as of May 31, 2025:	$3,176	$3,176	$— (a)	$—
Accrued discount/(premium)	33	33	—	—
Net realized gain (loss)	(243)	(243)	—	—
Net change in unrealized appreciation (depreciation)(b)	33	33	—	—
Sales(c)	(531)	(531)	—	—
Transfers into Level 3(d)	570	—	—	570
Balance as of November 30, 2025	$3,038	$2,468	$— (a)	$570
(a) Includes internally fair valued securities currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at November 30, 2025, was $33.
(c) Includes paydowns on securities.
(d) “Transfers into and/or from” represent the ending value as of November 30, 2025 for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025
($ reported in thousands)

	Par Value(1)	Value
Foreign Government Securities—94.4%
Brazil—9.4%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	1,560 BRL	$273
Series F 10.000%, 1/1/31	6,470 BRL	1,082
		1,355

Chile—1.4%
Bonos Tesoreria Pesos
5.000%, 3/1/35	50,000 CLP	53
144A, RegS 6.000%, 4/1/33(2)(3)	140,000 CLP	156
		209

China—7.1%
China Government Bond
2.890%, 11/18/31	1,300 CNY	196
1.670%, 5/25/35	1,210 CNY	169
1.830%, 8/25/35	900 CNY	127
3.720%, 4/12/51	510 CNY	93
International Bank for Reconstruction & Development
2.250%, 1/19/29	1,000 CNY	143
2.750%, 7/26/34	2,000 CNY	296
		1,024

Colombia—4.7%
Bogota Distrio Capital RegS 9.750%, 7/26/28(3)	1,091,000 COP	277
Titulos De Tesoreria
7.500%, 8/26/26	430,000 COP	112
9.250%, 5/28/42	1,400,000 COP	287
		676

Czech Republic—4.2%
Czech Republic Government Bond
0.250%, 2/10/27	2,350 CZK	108
1.750%, 6/23/32	9,200 CZK	377
RegS 4.200%, 12/4/36(3)	2,500 CZK	116
		601

Hungary—2.1%
Hungary Government Bond 3.000%, 8/21/30	115,000 HUF	303
India—9.5%
European Investment Bank RegS 7.400%, 10/23/33(3)	32,800 INR	379
India Government Bond
7.180%, 8/14/33	6,100 INR	70
6.670%, 12/17/50	18,350 INR	192
Inter-American Development Bank
7.350%, 10/6/30	35,000 INR	401
7.000%, 4/17/33	11,000 INR	124
	Par Value(1)	Value

India—continued
International Bank for Reconstruction & Development 6.710%, 1/21/35	19,000 INR	$210
		1,376

Indonesia—9.6%
Indonesia Government Bond
7.000%, 9/15/30	5,470,000 IDR	343
6.500%, 2/15/31	6,200,000 IDR	381
6.375%, 4/15/32	1,200,000 IDR	73
8.375%, 3/15/34	2,848,000 IDR	194
6.750%, 7/15/35	4,160,000 IDR	257
7.500%, 5/15/38	2,200,000 IDR	144
		1,392

Malaysia—9.7%
Malaysia Government Bond
3.885%, 8/15/29	1,850 MYR	459
2.632%, 4/15/31	2,250 MYR	526
4.893%, 6/8/38	1,540 MYR	416
		1,401

Mexico—11.7%
Mex Bonos Desarr
8.500%, 3/2/28	8,300 MXN	461
7.750%, 11/23/34	8,890 MXN	456
8.500%, 11/18/38	700 MXN	36
7.750%, 11/13/42	9,300 MXN	440
8.000%, 11/7/47	6,130 MXN	294
		1,687

Peru—2.3%
Bonos De Tesoreria 144A, RegS 7.600%, 8/12/39(2)(3)	1,040 PEN	339
Poland—5.8%
European Investment Bank RegS 3.000%, 11/25/29(3)	570 PLN	147
Poland Government Bond
4.500%, 7/25/30	520 PLN	143
1.750%, 4/25/32	1,020 PLN	234
6.000%, 10/25/33	1,050 PLN	308
		832

Romania—3.0%
Romania Government Bond
8.000%, 4/29/30	1,040 RON	247
7.350%, 4/28/31	830 RON	193
		440

South Africa—7.6%
Republic of South Africa
6.250%, 3/31/36	1,000 ZAR	49
8.500%, 1/31/37	6,950 ZAR	393
6.500%, 2/28/41	5,120 ZAR	232
8.750%, 1/31/44	4,870 ZAR	267
See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
($ reported in thousands)
	Par Value(1)	Value

South Africa—continued
8.750%, 2/28/48	3,000 ZAR	$164
		1,105

Thailand—4.8%
Thailand Government Bond
2.000%, 12/17/31	12,400 THB	396
3.300%, 6/17/38	7,200 THB	257
3.450%, 6/17/43	1,000 THB	37
		690

Turkey—1.3%
Turkiye Government Bond 31.080%, 11/8/28	8,400 TRY	190
Uruguay—0.2%
Republica Orient Uruguay 8.250%, 5/21/31	950 UYU	24
Total Foreign Government Securities (Identified Cost $12,991)		13,644

Total Long-Term Investments—94.4% (Identified Cost $12,991)		13,644

	Shares
Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.858%)(4)	66,690	67
Total Short-Term Investment (Identified Cost $67)		67

TOTAL INVESTMENTS—94.8% (Identified Cost $13,058)		$13,711
Other assets and liabilities, net—5.2%		746
NET ASSETS—100.0%		$14,457

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, these securities amounted to a value of $495 or 3.4% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
Mexico	12%
Malaysia	10
Indonesia	10
India	10
Brazil	10
South Africa	8
China	8
Other	32
Total	100%
† % of total investments as of November 30, 2025.
See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
($ reported in thousands)
Forward foreign currency exchange contracts as of November 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	390	USD	72	JPM	01/05/26	$—	$— (1)
CLP	110,000	USD	117	JPM	12/04/25	2	—
CLP	110,000	USD	119	JPM	02/02/26	— (1)	—
CNH	1,010	USD	143	JPM	01/20/26	1	—
CZK	2,900	USD	139	CITI	01/20/26	—	— (1)
HUF	27,000	USD	81	CITI	01/20/26	1	—
PEN	240	USD	71	JPM	01/12/26	— (1)	—
PLN	1,240	USD	339	JPM	01/20/26	— (1)	—
THB	11,800	USD	367	GS	01/20/26	1	—
TRY	5,500	USD	127	CITI	12/19/25	— (1)	—
USD	119	CLP	110,000	JPM	12/04/25	—	— (1)
USD	178	BRL	970	JPM	01/05/26	—	(3)
USD	282	MXN	5,280	JPM	01/07/26	—	(5)
USD	115	PEN	390	JPM	01/12/26	—	— (1)
USD	29	CZK	600	CITI	01/20/26	—	— (1)
USD	222	COP	840,000	CITI	01/26/26	— (1)	—
USD	87	ZAR	1,500	CITI	02/02/26	—	— (1)
Total						$5	$(8)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of November 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$13,644	$—	$13,644
Money Market Mutual Fund	67	67	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	5	—	5
Total Assets	13,716	67	13,649
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(8)	—	(8)
Total Liabilities	(8)	—	(8)
Total Investments	$13,708	$67	$13,641

*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at November 30, 2025.
There were no transfers into or out of Level 3 related to securities held at November 30, 2025.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
November 30, 2025
(Reported in thousands except shares and per share amounts)

	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Assets
Investment in securities at value(1)	$6,792	$276,063	$13,711
Investment in affiliates at value(2)	—	8,143	—
Foreign currency at value(3)	3	125	9
Cash	201	10,891	501
Unrealized appreciation on forward foreign currency exchange contracts	1	212	5
Receivables
Investment securities sold	—	—	109
Fund shares sold	—	866	—
Dividends and interest	106	4,429	313
Receivable from adviser	4	—	— (a)
Tax reclaims	2	19	13
Prepaid Trustees’ retainer	— (a)	6	— (a)
Prepaid expenses	—	10	1
Other assets	1	51	2
Total assets	7,110	300,815	14,664
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	—	1	8
Payables
Investment securities purchased	77	159	109
Investment advisory fees	—	109	—
Distribution and service fees	— (a)	— (a)	— (a)
Administration and accounting fees	19	48	20
Transfer agent and sub-transfer agent fees and expenses	— (a)	—	—
Professional fees	50	40	54
Trustee deferred compensation plan	1	51	2
Interest expense and/or commitment fees	— (a)	2	— (a)
Other accrued expenses	17	23	14
Total liabilities	164	433	207
Commitments and contingencies (Note 4D)	—	—	—
Net Assets	$6,946	$300,382	$14,457
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$11,776	$785,522	$209,530
Accumulated earnings (loss)	(4,830)	(485,140)	(195,073)
Net Assets	$6,946	$300,382	$14,457
Net Assets:
Class A	$234	$433	$123
Class I	$6,712	$299,949	$14,334
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	29,102	54,287	13,384
Class I	831,636	37,797,726	1,541,795
Net Asset Value and Redemption Price Per Share:*
Class A	$8.05	$7.98	$9.20
Class I	$8.07	$7.94	$9.30
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
November 30, 2025
(Reported in thousands except shares and per share amounts)
	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$8.36	$8.29	$9.56
Maximum Sales Charge - Class A	3.75%	3.75%	3.75%
(1) Investment in securities at cost	$6,728	$265,531	$13,058
(2) Investment in affiliates at cost	$—	$7,373	$—
(3) Foreign currency at cost	$3	$124	$9

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED November 30, 2025
($ reported in thousands)

	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Investment Income
Dividends	$6	$231	$6
Dividends from affiliates	—	68	—
Interest	238	8,938	760
Foreign taxes withheld	(2)	(13)	(4)
Total investment income	242	9,224	762
Expenses
Investment advisory fees	29	845	79
Distribution and service fees, Class A	— (a)	— (a)	— (a)
Administration and accounting fees	17	152	24
Transfer agent fees and expenses	2	60	4
Sub-transfer agent fees and expenses, Class A	— (a)	— (a)	—
Sub-transfer agent fees and expenses, Class I	— (a)	89	1
Custodian fees	1	4	3
Printing fees and expenses	3	21	3
Professional fees	18	20	19
Interest expense and/or commitment fees	— (a)	1	3
Registration fees	11	15	13
Trustees’ fees and expenses	— (a)	9	1
Miscellaneous expenses	10	23	7
Total expenses	91	1,239	157
Less net expenses reimbursed and/or waived by investment adviser(1)	(59)	(224)	(48)
Net expenses	32	1,015	109
Net investment income (loss)	210	8,209	653
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	42	5,383	289
Investments in affiliates	—	467	—
Foreign currency transactions	— (a)	(56)	334
Foreign capital gains tax	—	(2)	(15)
Forward foreign currency exchange contracts	(2)	(330)	(56)
Swaps	—	230	—
Net change in unrealized appreciation (depreciation) on:
Investments	127	14,051	460
Investments in affiliates	—	471	—
Foreign currency transactions	— (a)	(15)	(3)
Forward foreign currency exchange contracts	1	635	5
Swaps	—	(215)	—
Net realized and unrealized gain (loss) on investments	168	20,619	1,014
Net increase (decrease) in net assets resulting from operations	$378	$28,828	$1,667

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Stone Harbor Emerging Markets Bond Fund		Stone Harbor Emerging Markets Debt Income Fund
	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$210	$435	$8,209	$16,488
Net realized gain (loss)	40	59	5,692	(2,415)
Net change in unrealized appreciation (depreciation)	128	(62)	14,927	6,898
Increase (decrease) in net assets resulting from operations	378	432	28,828	20,971
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(7)	(12)	(10)	(8)
Class I	(202)	(424)	(8,198)	(16,985)
Total dividends and distributions to shareholders	(209)	(436)	(8,208)	(16,993)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	1	78	301	14
Class I	(150)	(25)	21,330	(2,985)
Increase (decrease) in net assets from capital transactions	(149)	53	21,631	(2,971)
Net increase (decrease) in net assets	20	49	42,251	1,007
Net Assets
Beginning of period	6,926	6,877	258,131	257,124
End of Period	$6,946	$6,926	$300,382	$258,131
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Stone Harbor Local Markets Fund
	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$653	$599
Net realized gain (loss)	552	(55)
Net change in unrealized appreciation (depreciation)	462	209
Increase (decrease) in net assets resulting from operations	1,667	753
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(21)	23
Class I	(5,678)	10,374
Increase (decrease) in net assets from capital transactions	(5,699)	10,397
Net increase (decrease) in net assets	(4,032)	11,150
Net Assets
Beginning of period	18,489	7,339
End of Period	$14,457	$18,489
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Stone Harbor Emerging Markets Bond Fund
Class A
6/1/25 to 11/30/25(8)	$7.85	0.24	0.20	0.44	(0.24)	(0.24)	0.20	$8.05	5.64%	$234	1.20%	3.05%	5.89%	20%
6/1/24 to 5/31/25	7.85	0.47	—	0.47	(0.47)	(0.47)	—	7.85	6.07	227	1.22 (9)	2.95	5.94	56
6/1/23 to 5/31/24	7.61	0.45	0.35	0.80	(0.56)	(0.56)	0.24	7.85	10.93	149	1.25	2.40	5.79	69
6/1/22 to 5/31/23	7.89	0.41	(0.36)	0.05	(0.33)	(0.33)	(0.28)	7.61	0.71	96	1.25 (10)	2.25	5.49	31
4/11/22(11) to 5/31/22	8.16	0.05	(0.22)	(0.17)	(0.10)	(0.10)	(0.27)	7.89	(2.10)	97	1.27 (12)	3.15	4.50	14 (13)
Class I
6/1/25 to 11/30/25(8)	$7.87	0.25	0.20	0.45	(0.25)	(0.25)	0.20	$8.07	5.75%	$6,712	0.95%	2.66%	6.14%	20%
6/1/24 to 5/31/25	7.87	0.49	—	0.49	(0.49)	(0.49)	—	7.87	6.38	6,699	0.98 (9)	2.59	6.18	56
6/1/23 to 5/31/24	7.63	0.46	0.36	0.82	(0.58)	(0.58)	0.24	7.87	11.17	6,728	1.00	2.13	6.01	69
6/1/22 to 5/31/23	7.91	0.43	(0.37)	0.06	(0.34)	(0.34)	(0.28)	7.63	0.91	7,706	1.00 (10)	2.21	5.75	31
6/1/21 to 5/31/22	9.25	0.40	(1.33)	(0.93)	(0.41)	(0.41)	(1.34)	7.91	(10.40)	6,961	1.02 (12)	3.21	4.49	14
6/1/20 to 5/31/21	8.17	0.45	1.10	1.55	(0.47)	(0.47)	1.08	9.25	19.25	6,694	1.01 (14)	3.46	4.99	55

Stone Harbor Emerging Markets Debt Income Fund
Class A
6/1/25 to 11/30/25(8)	$7.42	0.22	0.56	0.78	(0.22)	(0.22)	0.56	$7.98	10.64%	$433	1.00%	1.11%	5.55%	67%
6/1/24 to 5/31/25	7.29	0.46	0.14	0.60	(0.47)	(0.47)	0.13	7.42	8.45	109	1.00	1.14	6.15	143
6/1/23 to 5/31/24	6.90	0.46	0.61	1.07	(0.68)	(0.68)	0.39	7.29	16.31	93	1.00	1.10	6.57	123
6/1/22 to 5/31/23	7.63	0.49	(0.65)	(0.16)	(0.57)	(0.57)	(0.73)	6.90	(1.96)	88	1.01 (10)	1.10	7.04	131
4/11/22(11) to 5/31/22	8.06	0.06	(0.38)	(0.32)	(0.11)	(0.11)	(0.43)	7.63	(3.93)	95	1.02 (14)	1.10	6.09	104 (13)
Class I
6/1/25 to 11/30/25(8)	$7.37	0.22	0.58	0.80	(0.23)	(0.23)	0.57	$7.94	10.94%	$299,949	0.72%	0.88%	5.83%	67%
6/1/24 to 5/31/25	7.24	0.48	0.14	0.62	(0.49)	(0.49)	0.13	7.37	8.78	258,022	0.72	0.91	6.42	143
6/1/23 to 5/31/24	6.91	0.48	0.60	1.08	(0.75)	(0.75)	0.33	7.24	16.57	257,031	0.72	0.88	6.90	123
6/1/22 to 5/31/23	7.63	0.51	(0.65)	(0.14)	(0.58)	(0.58)	(0.72)	6.91	(1.64)	414,437	0.73 (10)	0.82	7.27	131
6/1/21 to 5/31/22	9.82	0.46	(2.18)	(1.72)	(0.47)	(0.47)	(2.19)	7.63	(18.08)	731,029	0.74 (14)	0.75	4.96	104
6/1/20 to 5/31/21	8.92	0.51	0.85	1.36	(0.46)	(0.46)	0.90	9.82	15.31	1,396,895	0.73 (14)	0.73	5.18	106

Stone Harbor Local Markets Fund
Class A
6/1/25 to 11/30/25(8)	$8.53	0.27	0.40	0.67	—	—	0.67	$9.20	7.85%	$123	1.29%	1.82%	5.95%	109%
6/1/24 to 5/31/25	8.05	0.48	—	0.48	—	—	0.48	8.53	5.96	134	1.25	2.42	5.91	78
6/1/23 to 5/31/24	7.69	0.47	(0.11)	0.36	—	—	0.36	8.05	4.68	104	1.25	1.90	5.92	133
6/1/22 to 5/31/23	7.51	0.47	(0.29)	0.18	—	—	0.18	7.69	2.40	100	1.19 (10)(14)	1.26	6.35	112
4/11/22(11) to 5/31/22	7.71	0.05	(0.25)	(0.20)	—	—	(0.20)	7.51	(2.59)	97	1.27 (14)	1.53	5.24	67 (13)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Stone Harbor Local Markets Fund (Continued)
Class I
6/1/25 to 11/30/25(8)	$8.61	0.28	0.41	0.69	—	—	0.69	$9.30	8.14%	$14,334	1.03%	1.49%	6.21%	109%
6/1/24 to 5/31/25	8.10	0.51	—	0.51	—	—	0.51	8.61	6.30	18,355	1.00	2.15	6.14	78
6/1/23 to 5/31/24	7.72	0.49	(0.11)	0.38	—	—	0.38	8.10	4.92	7,235	1.00	1.65	6.16	133
6/1/22 to 5/31/23	7.51	0.47	(0.26)	0.21	—	—	0.21	7.72	2.80	15,339	0.99 (10)(14)	1.08	6.35	112
6/1/21 to 5/31/22	9.03	0.41	(1.93)	(1.52)	—	—	(1.52)	7.51	(16.83)	77,005	1.01 (14)	1.14	4.87	67
6/1/20 to 5/31/21	8.34	0.40	0.29	0.69	—	—	0.69	9.03	8.27	160,992	1.01 (14)	1.04	4.60	95

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(4)
Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(10)	Net expense ratio includes extraordinary proxy expenses.
(11)	Inception date.
(12)	Includes borrowing costs of 0.02% to average net assets.
(13)	Portfolio turnover is representative of the Fund for the entire period.
(14)	Includes borrowing costs of 0.01% to average net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2025
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 18 funds of the Trust are offered for sale, of which three (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and is diversified, except Stone Harbor Local Markets Fund which is non-diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares and Class I shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares. Class I shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025
value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
G.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.
Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
I.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.
J.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
K.
Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025
based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
L.
Credit Linked Notes
The Funds may invest in credit linked notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a credit linked note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a credit linked note is also subject to liquidity risk, market risk, interest rate risk and the risk that the counterparty will be unwilling or unable to meet its obligations under the note.
M.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Directors, each Fund’s adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded in the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
During the six months ended November 30, 2025, the Stone Harbor Emerging Markets Debt Income Fund and Stone Harbor Local Markets Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write both put and call options on portfolio securities. When doing so, the Fund is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the six months ended November 30, 2025, Stone Harbor Emerging Markets Debt Income Fund invested in purchased call and put options contracts in an attempt to manage foreign currency risk and with the purpose of generating realized gains.
Options contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. There were no open options contract at period end.
C.
Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected in the Statements of Assets and Liabilities as “Over-the-counter swaps at value” and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net Change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated in the Schedule of Investments and cash deposited is recorded in the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps (“CDS”) – A Fund may either buy or sell (write) CDS on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. CDS on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into CDS to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025
During the six months ended November 30, 2025, Stone Harbor Emerging Markets Debt Income Fund utilized single name CDS to gain exposure to short individual securities.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at November 30, 2025:
Statement Line Description	Primary Risk	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$1	$212
Total Assets		$1	$212
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$—	$(1)
Total Liabilities		$—	$(1)

Statement Line Description	Primary Risk	Stone Harbor Local Markets Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$5
Total Assets		$5
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$(8)
Total Liabilities		$(8)

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended November 30, 2025:
Statement Line Description	Primary Risk	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	Foreign currency contracts	$(2)	$(330)
Swaps	Credit contracts	—	230
Total		$(2)	$(100)
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	Foreign currency contracts	$1	$635
Swaps	Credit contracts	—	(215)
Total		$1	$420

Statement Line Description	Primary Risk	Stone Harbor Local Markets Fund
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	Foreign currency contracts	$(56)
Total		$(56)
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	Foreign currency contracts	$5
Total		$5

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months ended November 30, 2025:
	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund
Forward Foreign Currency Exchange Purchase Contracts(1)	$—	$2,955
Forward Foreign Currency Exchange Sale Contracts(1)	122	14,310
CDS Contracts - Sell Protection(1)	—	1,160

Stone Harbor Local Markets Fund
Forward Foreign Currency Exchange Purchase Contracts(1)	$2,848
Forward Foreign Currency Exchange Sale Contracts(1)	1,852

(1)	Average notional amount.
D.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025
otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of November 30, 2025:
At November 30, 2025, the Funds’ derivative assets and liabilities (by type) are as follows:
	Stone Harbor Emerging Markets Bond Fund		Stone Harbor Emerging Markets Debt Income Fund		Stone Harbor Local Markets Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1	$—	$212	$1	$5	$8
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$1	$—	$212	$1	$5	$8
Derivatives not subject to a MNA or similar agreement	—	—	—	—	—	—
Total assets and liabilities subject to a MNA	$1	$—	$212	$1	$5	$8

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by each Fund as of November 30, 2025:
Stone Harbor Emerging Markets Bond Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
JPMorgan Chase Bank N.A.	$1	$—	$—	$—	$1
Total	$1	$—	$—	$—	$1

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025
Stone Harbor Emerging Markets Debt Income Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
JPMorgan Chase Bank N.A.	$212	$—	$—	$—	$212
Total	$212	$—	$—	$—	$212
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Citigroup Global Markets	$1	$—	$—	$—	$1
Total	$1	$—	$—	$—	$1

Stone Harbor Local Markets Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Citigroup Global Markets	$1	$— (2)	$—	$—	$1
Goldman Sachs & Co.	1	—	—	—	1
JPMorgan Chase Bank N.A.	3	(3)	—	—	—
Total	$5	$(3)	$—	$—	$2
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Citigroup Global Markets	$— (2)	$— (2)	$—	$—	$—
JPMorgan Chase Bank N.A.	8	(3)	—	—	5
Total	$8	$(3)	$—	$—	$5

(1)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.
(2)	Amount is less than $500 (not in thousands).

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
Stone Harbor Emerging Markets Bond Fund	0.85%
Stone Harbor Emerging Markets Debt Income Fund	0.60
Stone Harbor Local Markets Fund	0.75
During the six months ended November 30, 2025, the Stone Harbor Emerging Markets Debt Income Fund invested a portion of its assets in Stone Harbor Emerging Markets Bond Fund and Stone Harbor Local Markets Fund, each an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Stone Harbor Emerging Markets Debt Income Fund on the assets invested in the Stone Harbor Emerging Markets Bond Fund and Stone Harbor Local Markets Fund. For the six months ended November 30, 2025, the waiver amounted to $40 for Stone Harbor Emerging Markets Debt Income Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less net expenses reimbursed and/or waived by investment adviser.”
B.
Subadviser
Stone Harbor Investment Partners (the “Subadviser”), a division of Virtus Fixed Income Advisers LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of the Funds, for which it is paid a fee by the Adviser.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through September 30, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
Fund	Class A	Class I
Stone Harbor Emerging Markets Bond Fund	1.20%	0.95%
Stone Harbor Emerging Markets Debt Income Fund	1.00	0.72
Stone Harbor Local Markets Fund	1.25	1.00
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses other than those of funds managed by the Funds’ subadviser, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending November 30:
	Expiration
Fund	2026	2027	2028	2029	Total
Virtus Stone Harbor Emerging Markets Bond Fund
Class A	$ — (1)	$1	$4	$2	$7
Class I	13	96	110	57	276
Virtus Stone Harbor Emerging Markets Debt Income Fund
Class A	— (1)	— (1)	— (1)	— (1)	— (1)
Class I	215	443	449	184	1,291

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025
	Expiration
Fund	2026	2027	2028	2029	Total
Virtus Stone Harbor Local Markets Fund
Class A	$— (1)	$1	$1	$— (1)	$2
Class I	—	87	111	48	246

(1)	Amount is less than $500 (not in thousands).
During the six months ended November 30, 2025, the Adviser did not recapture any expenses previously waived.
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended November 30, 2025, it retained net commissions of $—(1) for Class A shares.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares. Class I shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500 (not in thousands).
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended November 30, 2025, the Funds incurred administration fees totaling $147 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended November 30, 2025, the Funds incurred transfer agent fees totaling $66 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
A summary of the Stone Harbor Emerging Markets Debt Income Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the six months ended November 30, 2025, is as follows:
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Stone Harbor Emerging Markets Debt Income Fund
Affiliated Mutual Funds—2.7%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(3)	$2,122	$68	$—	$—	$54	$2,244	278,066	$68	$—
Virtus Stone Harbor Local Markets Fund Class I(3),(4)	6,525	6,430	7,940	467	417	5,899	634,363	—	—
Total	$8,647	$6,498	$7,940	$467	$471	$8,143		$68	$—

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025
(1)
The Stone Harbor Emerging Markets Debt Income Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At
November 30, 2025, the Fund was the owner of record of 32% of the Virtus Stone Harbor Emerging Markets Bond Fund Class I shares and the owner of record of
41% of the Virtus Stone Harbor Local Markets Fund Class I shares.

(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Non-income producing.
Outside of Rule 17a- transactions, other investments with affiliated issuers are separately reported in this Note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. During the six months ended November 30, 2025, the Funds did not engage in any transactions with affiliated issuers.
H.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at November 30, 2025.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities, and certain derivatives) during the six months ended November 30, 2025, were as follows:
	Purchases	Sales
Stone Harbor Emerging Markets Bond Fund	$1,336	$1,955
Stone Harbor Emerging Markets Debt Income Fund	190,292	175,029
Stone Harbor Local Markets Fund	20,437	25,179
Purchases and sales of long-term U.S. government and agency securities during the six months ended November 30, 2025, were as follows:
	Purchases	Sales
Stone Harbor Emerging Markets Debt Income Fund	$2,680	$2,755
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Stone Harbor Emerging Markets Bond Fund				Stone Harbor Emerging Markets Debt Income Fund
	Six Months Ended November 30, 2025 (Unaudited)		Year Ended May 31, 2025		Six Months Ended November 30, 2025 (Unaudited)		Year Ended May 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	— (1)	$— (2)	28	$226	49	$370	18	$132
Reinvestment of distributions	1	7	1	7	1	7	— (1)	2
Shares repurchased and cross class conversions	(1)	(6)	(19)	(155)	(10)	(76)	(16)	(120)
Net Increase / (Decrease)	— (1)	$1	10	$78	40	$301	2	$14

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025
	Stone Harbor Emerging Markets Bond Fund				Stone Harbor Emerging Markets Debt Income Fund
	Six Months Ended November 30, 2025 (Unaudited)		Year Ended May 31, 2025		Six Months Ended November 30, 2025 (Unaudited)		Year Ended May 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	10	$82	143	$1,147	4,469	$34,267	9,412	$69,982
Reinvestment of distributions	25	202	53	424	783	6,002	1,779	13,134
Shares repurchased and cross class conversions	(54)	(434)	(200)	(1,596)	(2,468)	(18,939)	(11,654)	(86,101)
Net Increase / (Decrease)	(19)	$(150)	(4)	$(25)	2,784	$21,330	(463)	$(2,985)

	Stone Harbor Local Markets Fund
	Six Months Ended November 30, 2025 (Unaudited)		Year Ended May 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	— (1)	$— (2)	8	$69
Shares repurchased and cross class conversions	(2)	(21)	(5)	(46)
Net Increase / (Decrease)	(2)	$(21)	3	$23
Class I
Shares sold and cross class conversions	741	$6,430	1,423	$11,889
Shares repurchased and cross class conversions	(1,332)	(12,108)	(183)	(1,515)
Net Increase / (Decrease)	(591)	$(5,678)	1,240	$10,374

(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 7. 10% Shareholders
As of November 30, 2025, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Stone Harbor Emerging Markets Bond Fund	75%	2
Stone Harbor Emerging Markets Debt Income Fund	63	4
Stone Harbor Local Markets Fund	87	2

*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025
adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. A Fund may be unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
The markets of the Greater China region functions in many ways as emerging markets and carry the high level of risks associated with emerging markets. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in a Fund. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a Fund.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that the Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Note 9. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At November 30, 2025, the Funds did not hold any securities that were restricted.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 2, 2026. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended November 30, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
The following Funds had an outstanding loans during the six months ended November 30, 2025. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Stone Harbor Local Markets Fund	$3	$2,389	5.26%	9
Note 12. Federal Income Tax Information
($ reported in thousands)
At November 30, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stone Harbor Emerging Markets Bond Fund	$6,728	$220	$ (155)	$65
Stone Harbor Emerging Markets Debt Income Fund	274,294	15,244	(5,121)	10,123
Stone Harbor Local Markets Fund	13,313	869	(474)	395
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended May 31, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Stone Harbor Emerging Markets Bond Fund	$1,679	$3,255
Stone Harbor Emerging Markets Debt Income Fund	193,180	307,146
Stone Harbor Local Markets Fund	121,334	74,348
Note 13. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in these financial statements.
Effective January 1, 2026, a new expense limitation of 1.14% and 0.89% went into effect for Class A shares and Class I shares, respectively, for the Virtus Stone Harbor Emerging Markets Bond Fund.

Virtus Opportunities Trust
OTHER INFORMATION (Unaudited)
November 30, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the six months ended November 30, 2025, the Funds incurred independent Trustee’s fees totaling $9 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS STONE HARBOR EMERGING MARKETS BOND FUND, VIRTUS
STONE HARBOR EMERGING MARKETS DEBT INCOME FUND AND VIRTUS STONE HARBOR LOCAL MARKETS FUND (EACH A “FUND” AND
COLLECTIVELY, THE “FUNDS”) BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, LLC (“VIA”), as successor in interest to Virtus Alternative Investment Advisers, LLC (“VAIA”) and of the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, VIA, as successor in interest to VAIA, and Virtus Fixed Income Advisers, LLC, operating through its division, Stone Harbor Investment Partners (the “Subadviser”), with respect to the Funds. At meetings held on August 27, 2025, October 30, 2025, and November 17–18, 2025 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement, as further discussed below. The Agreements were approved at the November 17-18, 2025 meeting.
In connection with the approval of the Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadviser with respect to the Funds it manages. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. The Independent Trustees also submitted written information requests to VIA and the Subadviser and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.

Virtus Opportunities Trust
OTHER INFORMATION (Unaudited) (Continued)
November 30, 2025
Nature, Extent and Quality of Services
In response to the Independent Trustees’ request, the Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. In considering the Advisory Agreement with VIA, the Board considered that VIA is responsible for management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers, subject to shareholder approval, as applicable. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor a subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and use of soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as the Subadviser’s investment strategies. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to each Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2025. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe as of April 30, 2025 when considering Fund performance.
Virtus Stone Harbor Emerging Markets Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the first quarter, 1-, 3-, 5- and 10-year periods. The Board also noted the Fund outperformed its benchmark for the first quarter, 3-, 5-, and 10-year periods and underperformed its benchmark for the 1-year period.
The Board also noted that the Fund’s performance was in the second quintile of the Performance Universe for the 1-year period and the first quintile of the Performance Universe for the 3-, 5-, and 10-year periods.
Virtus Stone Harbor Emerging Markets Debt Income Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the first quarter. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the first quintile of the Performance Universe for the 1-, 3-, and 5-year periods and the second quintile of the Performance Universe for the 10-year period.

Virtus Opportunities Trust
OTHER INFORMATION (Unaudited) (Continued)
November 30, 2025
Virtus Stone Harbor Local Markets Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the first quarter. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the fifth quintile of the Performance Universe for the 1-, 5-, and 10-year periods and the fourth quintile of the Performance Universe for the 3-year period.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark, including the reasons discussed for certain Funds’ underperformance and/or actions taken to address the underperformance.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, most favorable in these expense component rankings, and fifth being highest and, therefore, least favorable in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that each of the Funds had expense limitations in place to limit the total expenses incurred by the Funds and their shareholders, and that VIA had proposed to lower the expense limitations in place for Class A and I shares of Virtus Stone Harbor Emerging Markets Bond Fund. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Stone Harbor Emerging Markets Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fifth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Stone Harbor Emerging Markets Debt Income Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was above the median of the Expense Group and net total expenses after waivers were below the median of the Expense Group.
Virtus Stone Harbor Local Markets Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees for each Fund, including any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense limitations to limit the total expenses of Class A and I shares of Virtus Stone Harbor Emerging Markets Bond Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA’s affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was not excessive in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser and the profitability to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA.

Virtus Opportunities Trust
OTHER INFORMATION (Unaudited) (Continued)
November 30, 2025
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that expense limitations were in place for the Funds. The Board also took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense limitations through at least the end of 2026, and that VIA agreed to lower the expense limitations applicable to Class A and I shares of Virtus Stone Harbor Emerging Markets Bond Fund. The Board then concluded that no other changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadviser would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to the Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense limitations would affect the subadvisory fees paid to the Subadviser. As a result, the Board concluded that the Subadviser would share in any economies of scale realized by VIA.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadviser, serves as the distributor for the Trust and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Funds, other than the fees to be earned under the applicable Agreements.
The Board considered that there may be certain indirect or ancillary benefits which may accrue to VIA, the Subadviser and their affiliates, including (but not limited to): (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, including any proposed amendments, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8458 01-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	1/27/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	1/27/2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	1/27/2026

*	Print the name and title of each signing officer under his or her signature.